Fair Value Measurement	9 Months Ended
Sep. 30, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

Note 3:  Fair Value Measurement

Authoritative accounting guidance defines fair value, establishes a framework for measuring fair value and establishes a fair value hierarchy which prioritizes the inputs to valuation techniques. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between participants at the measurement date. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1 – valued based on quoted prices at the measurement date for identical assets or liabilities trading in active markets.

Level 2 – quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability.

Level 3 – valuations derived from valuation techniques in which one or more significant inputs are not readily observable.

Warrant Liability

As of September 30, 2011, the Company and Stillwater Holdings LLC ("the Holder") signed an agreement to amend the warrant issued to the Holder on December 22, 2008 to purchase 1,875,467 shares of the Company's common stock.  There are 1,000,000 shares remaining as the Holder exercised 875,467 shares in April 2010.  The Amendment changes the expiration date from December 22, 2013 to June 22, 2014 and deletes Section 9(c), Dilution Issuances, removing the anti-dilution feature.  The warrant was reclassified from a warrant liability to equity as of September 30, 2011.

The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured at fair value using significant unobservable inputs (Level 3) (in thousands).

Balance as of January 1, 2011	$12,852
Change in fair value of warrants	(2,548)
Fair value of warrants exercised	(8,490)
Fair value of warrant modified	(1,814)
Balance as of September 30, 2011	$—

For the three and nine months ended September 30, 2011, the change in fair value of the warrant liability of $3.0 million and $2.5 million, respectively, was recorded as other income in the accompanying unaudited condensed consolidated statements of operations.

The Company estimated the fair value of the warrant liability utilizing the Monte Carlo Simulation method.   The following assumptions were used in the Monte Carlo Simulation model to determine the fair value of the warrant liability:

	September 30, 2011 (at modification)	December 31, 2010
Risk-free interest rate	0.42%	0.19% - 1.02%
Expected volatility	81.0%	71.9% - 79.2%
Expected life ( in years)	2.75	0.50 – 3.0
Expected dividend yield	0%	0%